Equity - Schedule of changes in share of associates, joint ventures and other reserves (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of equity [Line Items]
Opening balance	€ (687)	€ (2,767)
Closing balance	(3,080)	(687)	€ (2,767)
Share of associates, joint ventures and other reserves
Disclosure of equity [Line Items]
Opening balance	2,607	3,047	3,603
Result for the year	14	125	336
Transfer to/from retained earnings	(590)	(565)	(892)
Closing balance	€ 2,031	€ 2,607	€ 3,047